Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class $ in Thousands	Jun. 30, 2024 USD ($)
Amortized Cost Basis [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment	$ 4,599
Amortized Cost Basis [Member] | One- to four-family [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment	2,674
Amortized Cost Basis [Member] | Nonresidential real estate [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment	1,925
Amortized Cost Basis [Member] | Commercial and industrial [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment
Ending allowance on collateral- dependent loans [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment
Ending allowance on collateral- dependent loans [Member] | One- to four-family [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment
Ending allowance on collateral- dependent loans [Member] | Nonresidential real estate [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment
Ending allowance on collateral- dependent loans [Member] | Commercial and industrial [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Loans (Details) - Schedule of Amortized Cost Basis of Collateral-Dependent Loans by Portfolio Class [Line Items]
Loans individually evaluated for impairment